As filed with the Securities and Exchange Commission on 4/29/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2020

Date of reporting period:  February 29, 2020

Item 1. Schedules of Investments.

PACIFIC INCOME ADVISERS BBB BOND FUND
Schedule of Investments - February 29, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	87.4%
	Agricultural Chemicals	0.5%
	Mosaic Co.
$785,000	3.75%, due 11/15/21		$811,019
	Agriculture	0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		634,084
	Airlines	1.4%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		2,035,745
	Auto Parts	0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		630,097
	Autos	1.5%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		766,641
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21		626,942
500,000	3.815%, due 11/2/27		476,747
	General Motors Co.
400,000	5.20%, due 4/1/45		399,890
			2,270,220
	Banks	5.1%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		715,057
1,000,000	4.836%, due 5/9/28		1,099,168
	Citigroup, Inc.
540,000	5.30%, due 5/6/44		717,232
	Discover Bank
700,000	3.20%, due 8/9/21		715,220
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		375,425
	KeyCorp
900,000	5.10%, due 3/24/21		931,908
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		876,767
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		2,099,208
			7,529,985
	Biotechnology	0.8%
	Amgen, Inc.
1,006,000	4.663%, due 6/15/51		1,247,463
	Broker	3.1%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,349,518
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,446,377
	Morgan Stanley
900,000	4.875%, due 11/1/22		971,476
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		700,104
			4,467,475
	Brokerage Asset Managers Exchanges	0.8%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		1,092,385
	Chemicals	0.8%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,189,383
	Commercial Finance	1.2%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,015,747

	Air Lease Corp.
700,000	3.875%, due 4/1/21		717,147
			1,732,894
	Communications	0.5%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		685,500
	Communications Equipment	0.5%
	Harris Corp.
500,000	6.15%, due 12/15/40		730,489
	Construction Materials Manufacturing	0.5%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		686,650
	Consumer Finance	0.4%
	Synchrony Financial
500,000	4.50%, due 7/23/25		549,980
	Consumer Products	0.4%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		544,863
	Diversified Banks	0.7%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,052,904
	Drugs and Druggists' Sundries Merchant Wholesalers	0.8%
	Actavis Funding SCS
850,000	3.45%, due 3/15/22		880,908
268,000	4.75%, due 3/15/45		326,612
			1,207,520
	Electric Utilities	1.5%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		505,102
470,000	4.90%, due 8/1/41		582,569
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		518,938
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		550,642
			2,157,251
	Electrical Equipment Manufacturing	0.5%
	Fortive Corp.
750,000	3.15%, due 6/15/26		792,974
	Exploration & Production	1.0%
	Apache Corp.
283,000	3.25%, due 4/15/22		288,766
600,000	4.75%, due 4/15/43		567,627
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		567,420
			1,423,813
	Finance	0.7%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		974,867
	Finance Companies	0.7%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,062,234
	Financial Services	1.6%
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		915,711
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		687,395
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		764,912
			2,368,018
	Food	1.2%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,686,614
	Food and Beverage	1.8%
	Anheuser-Busch InBev
1,500,000	4.00%, due 4/13/28		1,694,729
	Kraft Heinz Foods Co.
1,000,000	4.375%, due 6/1/46		932,233
			2,626,962

	Gaming	0.4%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		533,655
	Hardware	0.7%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		1,055,553
	Health and Personal Care Stores	1.7%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		677,865
500,000	5.125%, due 7/20/45		612,110
1,000,000	5.05%, due 3/25/48		1,231,417
			2,521,392
	Health Care Facilities and Services	0.5%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		679,259
	Healthcare	0.8%
	Cigna Corp.
800,000	4.75%, due 11/15/21 (c)		841,535
	DH Europe Finance II
350,000	2.60%, due 11/15/29		364,751
			1,206,286
	Healthcare REITs	0.7%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		1,063,548
	Independent	0.7%
	Occidental Petroleum Corp.
900,000	6.45%, due 9/15/36		1,065,919
	Information Technology	0.5%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		789,557
	Insurance	3.6%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,119,414
100,000	6.25%, due 3/15/87 (f)		110,137
	Anthem, Inc.
600,000	4.65%, due 8/15/44		702,241
	Aon Corp.
600,000	5.00%, due 9/30/20		611,397
	AXA SA
500,000	8.60%, due 12/15/30		739,783
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		134,593
	Markel Corp.
20,000	4.90%, due 7/1/22		21,613
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		1,057,263
	Unum Group
700,000	5.625%, due 9/15/20		714,765
			5,211,206
	Integrated Oils	0.6%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		950,774
	Life Insurance	0.8%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,134,573
	Lodging	0.4%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		650,096
	Machinery	0.6%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		930,289
	Media	3.0%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		517,712
	Expedia, Inc.
800,000	5.95%, due 8/15/20		813,168

	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		418,369
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,192,460
	Viacom Inc.
700,000	3.875%, due 4/1/24		753,305
610,000	4.375%, due 3/15/43		656,143
			4,351,157
	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		781,491
	Metals	0.7%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		1,032,617
	Metals and Mining	1.4%
	Newmont Corp.
500,000	3.70%, due 3/15/23		531,424
800,000	4.875%, due 3/15/42		1,007,025
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		538,521
			2,076,970
	Nondepository Credit Intermediation	1.0%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21		812,299
600,000	4.00%, due 1/15/25		636,631
			1,448,930
	Oil and Gas	4.6%
	Enterprise Products Operating LLC
850,000	4.85%, due 8/15/42		990,304
	Hess Corp.
800,000	5.60%, due 2/15/41		864,448
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,537,421
700,000	5.55%, due 6/1/45		833,137
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,154,525
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		418,707
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		890,557
			6,689,099
	Oil and Gas Extraction	0.6%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		833,484
	Oil and Gas Services and Equipment	0.7%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,097,676
	Paper	1.4%
	International Paper Co.
700,000	6.00%, due 11/15/41		934,291
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,162,559
			2,096,850
	Pharmaceuticals	4.2%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		502,984
1,000,000	3.20%, due 11/21/29 (c)		1,056,931
800,000	4.40%, due 11/6/42		923,976

	Bristol-Myers Squibb Co.
800,000	4.625%, due 5/15/44 (c)		1,041,970
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,016,163
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,558,138
			6,100,162
	Pipeline Transportation of Crude Oil	0.7%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		526,006
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		535,537
			1,061,543
	Pipeline Transportation of Natural Gas	1.0%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25		858,572
500,000	5.10%, due 9/15/45		548,443
			1,407,015
	Pipelines	3.0%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,135,081
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		738,133
1,000,000	7.60%, due 2/1/24		1,176,489
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,243,506
			4,293,209
	Property & Casualty Insurance	1.5%
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,585,293
	Mercury General Corp.
500,000	4.40%, due 3/15/27		547,102
			2,132,395
	Railroad	1.0%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		747,987
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		758,906
			1,506,893
	Real Estate	3.2%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,104,064
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		1,080,767
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		545,358
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,084,816
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		912,094
			4,727,099
	Real Estate Investment Trusts	0.4%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		538,120
	Refining & Marketing	0.4%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		532,744
	Restaurants	0.5%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		712,792
	Retail	1.4%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		211,910
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		800,941
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,044,793
			2,057,644

	Retail REITs	0.7%
	VEREIT Operating Partnership LP
1,000,000	3.10%, due 12/15/29		1,037,940
	Software	0.9%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		732,008
600,000	3.85%, due 6/1/25		657,930
			1,389,938
	Software & Services	0.7%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		202,290
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		796,019
			998,309
	Telecommunications	2.2%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)		1,355,597
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		522,928
	France Telecom SA
575,000	5.375%, due 1/13/42		802,064
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		482,570
			3,163,159
	Tobacco	1.5%
	Altria Group, Inc.
800,000	4.80%, due 2/14/29		914,889
	BAT Capital Corp.
600,000	4.54%, due 8/15/47		625,625
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		661,665
			2,202,179
	Transportation	1.4%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		2,032,706
	Transportation and Logistics	0.3%
	Kirby Corp.
450,000	4.20%, due 3/1/28		496,933
	Travel & Lodging	0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		647,895
	Utilities	1.1%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		540,511
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,073,446
			1,613,957
	Utilities - Gas	0.5%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		711,958
	Waste and Environment Services and Equipment	0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		746,594
	Wireless	0.3%
	American Tower Corp.
500,000	2.75%, due 1/15/27		516,247
	Wirelines	4.9%
	AT&T, Inc.
500,000	4.05%, due 12/15/23		544,387
745,000	4.10%, due 2/15/28		835,869
700,000	6.00%, due 8/15/40		944,138
1,400,000	4.80%, due 6/15/44		1,658,667
1,000,000	4.85%, due 7/15/45		1,171,573
	Verizon Communications, Inc.
1,500,000	4.862%, due 8/21/46		1,983,008
			7,137,642
	Total Corporate Bonds (cost $115,430,068)	87.4%	128,156,843

	SOVEREIGN BONDS	7.6%
	Republic of Colombia
600,000	3.875%, due 4/25/27		646,409
890,000	7.375%, due 9/18/37		1,312,247
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,226,516
	Republic of Panama
750,000	6.70%, due 1/26/36		1,089,146
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,596,992
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,184,615
	Republic of Uruguay
209,742	8.00%, due 11/18/22		233,235
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,890,728
	Total Sovereign Bonds (cost $9,857,469)		11,179,888

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	3.4%
	U.S. Treasury Bonds
3,200,000	2.25%, due 8/15/49		3,634,375
	U.S. Treasury Notes
1,200,000	1.625%, due 8/15/29		1,254,023
	Total U.S. Government Agencies & Instrumentalities (cost $4,495,581)		4,888,398

	MONEY MARKET FUNDS	0.6%
921,601	Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (a)		921,601
	Total Money Market Funds (cost $921,601)		921,601

	Total Investments (cost $130,704,719)	99.0%	145,146,730
	Other Assets less Liabilities	1.0%	1,431,236
	TOTAL NET ASSETS	100.0%	$146,577,966

(a)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of February 29, 2020, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 29, 2020, the value of these investments was $3,995,989 or 2.73% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of February 29, 2020, and remains in effect until March 2037,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not
	called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of February 29, 2020, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
	Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	80.3%
United Kingdom	2.8%
Ireland	2.4%
Mexico	2.3%
Colombia	2.0%
Philippines	1.5%
Peru	1.1%
Canada	1.1%
Luxembourg	1.1%
France	1.0%
Netherlands	1.0%
Italy	0.8%
Panama	0.7%
Germany	0.7%
Japan	0.5%
Spain	0.5%
Uruguay	0.2%
100.0%

PACIFIC INCOME ADVISERS HIGH YIELD FUND
Schedule of Investments - February 29, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.9%
	Aerospace/Defense	3.3%
	F-Brasile SpA / F-Brasile US LLC
$500,000	7.375%, due 8/15/26 (a)		$533,750
	Moog, Inc.
100,000	4.25%, due 12/15/27 (a)		102,000
	TransDigm, Inc.
402,000	6.25%, due 3/15/26 (a)		426,372
	Triumph Group, Inc.
550,000	7.75%, due 8/15/25		546,103
			1,608,225
	Auto Parts & Equipment	1.0%
	Dealer Tire LLC / DT Issuer LLC
500,000	8.00%, due 2/1/28 (a)		502,500
	Auto Parts Manufacturing	1.3%
	Truck Hero, Inc.
600,000	8.50%, due 4/21/24 (a)		619,251
	Building Materials	0.9%
	Core & Main Holdings LP
400,000	8.625% Cash or 9.375% PIK, due 9/15/24 (a) (c)		416,166
	Chemicals	5.7%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)		399,951
200,000	6.50%, due 5/15/26 (a)		196,039
	CSTN Merger Sub, Inc.
550,000	6.75%, due 8/15/24 (a)		493,397
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)		518,750
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)		543,119
	Neon Holdings, Inc.
500,000	10.125%, due 4/1/26 (a)		511,186
	OCI NV
100,000	5.25%, due 11/1/24 (a)		102,500
			2,764,942
	Communications Equipment	1.1%
	CommScope Technologies LLC
550,000	6.00%, due 6/15/25 (a)		517,000
	Construction Machinery	1.2%
	Capitol Investment Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)		603,249
	Construction Materials Manufacturing	1.5%
	Boise Cascade Co.
510,000	5.625%, due 9/1/24 (a)		528,062
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a)		210,500
			738,562

	Consumer Cyclical Services	2.6%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27		502,989
	Photo Holdings Merger Sub, Inc.
800,000	8.50%, due 10/1/26 (a)		759,499
			1,262,488
	Consumer Finance	0.8%
	Cardtronics, Inc.
375,000	5.50%, due 5/1/25 (a)		385,468
	Consumer Services	5.5%
	Carriage Services, Inc.
525,000	6.625%, due 6/1/26 (a)		542,450
	Cimpress NV
650,000	7.00%, due 6/15/26 (a)		681,510
	LSC Communications, Inc.
675,000	8.75%, due 10/15/23 (a)		372,657
	Prime Security Services Borrower LLC / Prime Finance, Inc.
550,000	5.25%, due 4/15/24 (a)		570,397
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22		482,031
			2,649,045
	Containers and Packaging	3.4%
	Pactiv LLC
500,000	8.375%, due 4/15/27		578,924
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)		606,696
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)		460,993
			1,646,613
	Distributors	0.8%
	Ferrellgas Partners LP
475,000	6.50%, due 5/1/21		409,878
	Diversified Manufacturing	0.4%
	Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp.
200,000	12.25%, due 11/15/26 (a)		208,315
	Electrical Components & Equipment	0.2%
	EnerSys
100,000	4.375%, due 12/15/27 (a)		101,375
	Environmental Control	0.4%
	GFL Environmental, Inc.
200,000	5.125%, due 12/15/26 (a)		207,500
	Financial Services	1.0%
	Arrow Bidco LLC
500,000	9.50%, due 3/15/24 (a)		491,458
	Food and Beverage	4.4%
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (a)		496,999
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)		70,500
	Dole Food Co, Inc.
525,000	7.25%, due 6/15/25 (a)		516,030
	H-Food Holdings LLC / Hearthside Finance Co, Inc.

500,000	8.50%, due 6/1/26 (a)		434,639
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)		589,110
			2,107,278
	Forest and Paper Products Manufacturing	1.2%
	Schweitzer-Mauduit International, Inc.
550,000	6.875%, due 10/1/26 (a)		591,441
	Hardware	0.8%
	Everi Payments Inc.
374,000	7.50%, due 12/15/25 (a)		392,545
	Health Care Facilities and Services	1.2%
	Hadrian Merger Sub, Inc.
550,000	8.50%, due 5/1/26 (a)		563,941
	Healthcare - Products	1.0%
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
500,000	7.25%, due 2/1/28 (a)		492,500
	Home Improvement	1.1%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)		520,251
	Industrial - Other	3.3%
	Brand Energy & Infrastructure Services, Inc.
500,000	8.50%, due 7/15/25 (a)		485,620
	Cleaver-Brooks, Inc.
475,000	7.875%, due 3/1/23 (a)		469,260
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)		631,291
			1,586,171
	Machinery Manufacturing	4.3%
	Amsted Industries, Inc.
100,000	4.625%, due 5/15/30 (a)		100,788
	Granite US Holdings Corp.
300,000	11.00%, due 10/1/27 (a)		312,854
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)		559,270
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a)		127,800
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)		573,106
	Titan International, Inc.
557,000	6.50%, due 11/30/23		424,944
			2,098,762
	Manufactured Goods	4.4%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (a)		607,906
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)		692,783
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (a)		131,285
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		671,502
			2,103,476

	Media Entertainment	3.1%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
200,000	5.375%, due 8/15/26 (a)		184,779
300,000	6.625%, due 8/15/27 (a)		242,550
	Getty Images, Inc.
500,000	9.75%, due 3/1/27 (a)		496,424
	Meredith Corp.
550,000	6.875%, due 2/1/26		553,051
			1,476,804
	Media Non-Cable	1.2%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23		558,478
	Metals and Mining	6.2%
	Compass Minerals International, Inc.
200,000	6.75%, due 12/1/27 (a)		212,370
	Emeco Pty Ltd.
310,006	9.25%, due 3/31/22		324,886
	Harsco Corp.
500,000	5.75%, due 7/31/27 (a)		493,763
	Mineral Resources Ltd.
250,000	8.125%, due 5/1/27 (a)		266,831
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)		625,619
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
600,000	7.50%, due 6/15/25 (a)		541,494
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)		542,541
			3,007,504
	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
550,000	7.00%, due 3/31/23 (a)		518,603
	Oil and Gas Extraction	0.9%
	Welltec A/S
450,000	9.50%, due 12/1/22 (a)		455,765
	Oil and Gas Services	2.4%
	Archrock Partners LP / Archrock Partners Finance Corp.
25,000	6.875%, due 4/1/27 (a)		25,450
100,000	6.25%, due 4/1/28 (a)		96,510
	CVR Energy, Inc.
500,000	5.25%, due 2/15/25 (a)		467,500
	USA Compression Partners LP / USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		305,384
250,000	6.875%, due 9/1/27		246,013
			1,140,857
	Other Industrial	1.0%
	Algeco Global Finance Plc
500,000	8.00%, due 2/15/23 (a)		494,995
	Packaging	1.3%
	Mauser Packaging Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)		619,033
	Paper	3.3%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		523,900

	Mercer International, Inc.
560,000	5.50%, due 1/15/26		529,606
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)		210,500
	Rayonier A.M. Products, Inc.
600,000	5.50%, due 6/1/24 (a)		344,877
			1,608,883
	Pipelines	3.2%
	Genesis Energy LP / Genesis Energy Finance Corp.
500,000	7.75%, due 2/1/28		430,625
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		601,343
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		496,076
			1,528,044
	Publishing and Broadcasting	3.4%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)		463,200
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)		607,749
	Urban One, Inc.
575,000	7.375%, due 4/15/22 (a)		572,304
			1,643,253
	Railroad	1.1%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (a)		505,207
	Real Estate	1.9%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		473,850
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (a)		436,374
			910,224
	Refining and Marketing	0.7%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
350,000	7.75%, due 4/15/23		337,020
	Retail - Consumer Discretionary	1.7%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)		539,813
	Party City Holdings, Inc.
500,000	6.625%, due 8/1/26 (a)		295,000
			834,813
	Software and Services	1.6%
	Donnelley Financial Solutions, Inc.
550,000	8.25%, due 10/15/24		566,563
	Exela Intermediate LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)		202,500
			769,063
	Supermarkets	0.9%
	KeHE Distributors LLC / KeHE Finance Corp.
400,000	8.625%, due 10/15/26 (a)		420,750

	Technology	1.9%
	Global A&T Electronics Ltd.
500,000	8.50%, due 1/12/23		477,652
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)		435,139
			912,791
	Telecommunications	1.2%
	Front Range BidCo, Inc.
100,000	4.00%, due 3/1/27 (a)		98,062
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)		501,880
			599,942
	Transportation and Logistics	1.7%
	J.B. Poindexter & Co., Inc.
350,000	7.125%, due 4/15/26 (a)		370,441
	Martin Midstream Partners L.P.
500,000	7.25%, due 2/15/21		463,950
			834,391
	Transportation Services	1.3%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)		607,761
	Utilities	1.2%
	Superior Plus LP / Superior General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)		590,066
	Waste and Environment Services and Equipment	1.0%
	Waste Pro USA, Inc.
500,000	5.50%, due 2/15/26 (a)		488,839
	Wireline Telecommunications Services	1.8%
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (a)		506,250
	Intrado Corp.
500,000	8.50%, due 10/15/25 (a)		337,500
			843,750
	Total Corporate Bonds (cost $50,687,572)		47,295,236

	MONEY MARKET FUNDS	0.5%
236,777	Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b)		236,777
	Total Money Market Funds (cost $236,777)		236,777

	Total Investments (cost $50,924,349)	98.4%	47,532,013
	Other Assets less Liabilities	1.6%	793,312
	TOTAL NET ASSETS	100.0%	$48,325,325

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 29, 2020, the value of these investments was $36,790,469 or 76.13% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.

PACIFIC INCOME ADVISORS MBS BOND FUND
Schedule of Investments - February 29, 2020 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	96.4%
	Commercial Mortgage-Backed Securities	1.1%
	Aventura Mall Trust
$800,000	3.743%, due 12/7/32, Series 2013-AVM, Class A (a) (c)		$804,503
	U.S. Government Securities	95.3%
	FHLMC Pool
163,501	4.00%, due 3/1/26, #J14785		172,231
353,598	3.00%, due 11/1/26, #G18409		367,055
209,574	3.00%, due 6/1/27, #G14497		217,571
634,353	2.50%, due 12/1/31, #G18622		654,732
98,085	4.50%, due 10/1/35, #A37869		107,936
180,736	6.50%, due 9/1/36, #A54908		202,521
123,377	6.00%, due 6/1/37, #A62176		137,108
109,957	6.00%, due 6/1/37, #A62444		123,365
252	7.00%, due 9/1/37, #A66041		254
127,868	5.00%, due 10/1/38, #G04832		144,593
79,521	5.00%, due 2/1/39, #G05507		89,839
61,043	4.50%, due 11/1/39, #G05748		67,320
66,285	4.50%, due 12/1/39, #A90175		73,055
265,095	4.50%, due 5/1/40, #G06047		292,491
89,018	4.50%, due 8/1/40, #A93505		98,133
218,985	3.50%, due 1/1/41, #A96409		233,069
96,447	4.50%, due 1/1/41, #A96176		106,436
413,450	3.50%, due 2/1/42, #Q05996		440,209
324,369	3.50%, due 4/1/42, #Q07654		345,297
603,667	3.50%, due 5/1/42, #G08491		642,780
462,935	3.50%, due 6/1/42, #C09000		492,904
298,600	3.50%, due 6/1/42, #Q08641		317,887
325,623	3.50%, due 8/1/42, #Q10324		347,154
334,620	3.50%, due 6/1/43, #V80161		355,779
388,921	3.00%, due 8/1/43, #G08540		407,243
235,684	3.00%, due 8/1/43, #Q20559		246,787
122,618	3.50%, due 8/1/43, #Q21435		130,185
367,562	3.50%, due 2/1/44, #Q24712		389,661
991,421	4.00%, due 8/1/44, #G08601		1,074,019
850,453	3.00%, due 3/1/45, #G08631		890,481
1,190,848	3.00%, due 5/1/45, #G08640		1,246,898
710,751	3.00%, due 5/1/45, #Q33337		744,206
406,708	3.50%, due 11/1/45, #G08676		430,691
190,958	3.00%, due 12/1/46, #Q44655		199,497
911,864	3.00%, due 1/1/47, #G08741		953,406
466,648	3.00%, due 1/1/47, #Q45636		486,772
154,367	3.00%, due 2/1/47, #G08747		161,302
434,916	4.50%, due 3/1/47, #G08754		472,671
74,470	4.50%, due 3/1/47, #V83115		81,036
164,213	4.50%, due 4/1/47, #G08759		177,779
338,852	4.50%, due 11/1/47, #G61280		367,981

263,285	3.50%, due 2/1/48, #V83957	277,510
75,142	4.00%, due 3/1/48, #G08805	80,228
404,634	3.50%, due 4/1/48, #Q55213	425,505
380,042	4.50%, due 5/1/48, #G08820	408,396
112,109	4.00%, due 6/1/48, #G08817	118,865
298,431	4.50%, due 6/1/48, #V84282	322,041
354,128	4.00%, due 8/1/48, #Q58106	375,475
494,218	3.50%, due 9/1/48, #G08835	515,669
82,764	4.00%, due 11/1/48, #ZT1320	87,314
462,950	4.00%, due 2/1/49, #ZT1710	487,787
873,839	3.00%, due 4/1/49, #ZN5108	901,443
822,940	3.50%, due 7/1/49, #QA1057	856,849
812,760	3.50%, due 7/1/49, #SD8001	844,164
878,997	3.00%, due 10/1/49, #SD8016	906,256
	FNMA Pool
111,360	3.00%, due 8/1/21, #AL0579	115,362
79,363	5.50%, due 7/1/22, #905040	81,570
266,465	4.50%, due 7/1/23, #254846	284,127
101,555	4.00%, due 12/1/25, #AH6058	106,693
65,360	4.00%, due 1/1/26, #AH3925	68,631
211,979	4.00%, due 5/1/26, #AH8174	223,250
361,279	3.00%, due 9/1/27, #AQ0333	374,939
237,667	2.50%, due 4/1/31, #BC4938	245,187
730,245	2.50%, due 10/1/31, #BC9305	753,448
691,353	2.50%, due 11/1/31, #BD9466	713,252
365,345	3.00%, due 12/1/32, #MA3218	379,701
290,398	3.50%, due 5/1/33, #BK5720	304,325
286,637	3.50%, due 5/1/33, #BK5745	300,424
344,030	3.50%, due 5/1/33, #MA3364	361,690
47,943	3.50%, due 6/1/33, #BK5999	50,368
98,121	5.00%, due 5/1/36, #745515	111,231
110,707	6.00%, due 6/1/37, #888413	130,343
334	5.00%, due 1/1/39, #AA0862	378
518,113	4.00%, due 12/1/39, #AE0215	562,737
141,286	5.00%, due 5/1/40, #AD6374	159,029
90,199	4.00%, due 10/1/40, #AE6057	98,017
181,301	4.00%, due 12/1/40, #MA0583	197,012
90,342	4.00%, due 11/1/41, #AJ4668	98,127
178,835	4.00%, due 11/1/41, #AJ5643	194,017
125,397	4.00%, due 4/1/42, #MA1028	135,984
873,666	3.50%, due 7/1/43, #AB9774	929,444
999,382	3.00%, due 8/1/43, #AU3363	1,045,979
201,987	4.00%, due 6/1/44, #AW4979	216,750
384,186	4.00%, due 9/1/44, #AS3392	416,230
310,893	4.00%, due 11/1/44, #AS3903	336,824
260,201	4.00%, due 11/1/44, #AS3906	281,904
317,667	3.00%, due 4/1/45, #AS4774	332,465
490,924	3.50%, due 4/1/45, #AY3376	519,438
164,982	3.00%, due 5/1/45, #AY6042	172,667
253,164	3.00%, due 6/1/45, #AZ0171	264,957
1,295,495	3.00%, due 6/1/45, #AZ0504	1,355,840
608,019	3.00%, due 6/1/45, #AZ2754	636,343

531,124	3.50%, due 8/1/45, #AS5699	561,974
263,219	3.50%, due 9/1/45, #AS5722	278,508
814,254	3.00%, due 10/1/45, #AZ6877	852,188
1,254,340	3.50%, due 12/1/45, #BA2275	1,320,025
954,122	3.50%, due 12/1/45, #MA2471	1,009,530
585,057	3.50%, due 3/1/46, #MA2549	619,013
1,253,876	3.00%, due 7/1/46, #MA2670	1,313,231
732,152	3.00%, due 9/1/46, #AS7904	764,307
64,491	4.00%, due 2/1/47, #BE7985	68,787
230,501	3.00%, due 4/1/47, #AS9448	240,673
264,261	4.00%, due 4/1/47, #MA2960	281,472
404,924	3.00%, due 5/1/47, #AS9562	422,490
387,486	4.00%, due 5/1/47, #AS9487	412,767
375,004	3.50%, due 8/1/47, #MA3087	395,122
711,641	3.50%, due 9/1/47, #MA3120	750,412
327,732	4.50%, due 11/1/47, #BJ1795	353,175
1,226,379	3.50%, due 3/1/48, #MA3305	1,291,315
167,240	4.50%, due 4/1/48, #MA3334	179,972
831,331	4.50%, due 5/1/48, #BM4135	901,124
685,987	4.00%, due 6/1/48, #MA3384	728,297
873,176	4.00%, due 7/1/48, #MA3415	924,267
84,247	4.00%, due 8/1/48, #BK1103	89,695
678,752	4.00%, due 8/1/48, #BK5416	716,238
606,798	4.00%, due 10/1/48, #MA3495	641,553
597,725	4.50%, due 10/1/48, #MA3496	641,024
606,268	4.50%, due 11/1/48, #MA3522	649,132
514,203	4.00%, due 1/1/49, #BN3956	541,688
516,887	3.50%, due 2/1/49, #BM5485	538,061
512,389	4.00%, due 2/1/49, #MA3592	539,750
821,426	3.00%, due 4/1/49, #BN6240	846,900
466,847	3.00%, due 4/1/49, #BN6248	481,324
79,396	3.50%, due 4/1/49, #MA3637	82,551
255,126	3.00%, due 5/1/49, #BN6305	263,093
697,989	3.50%, due 5/1/49, #MA3663	725,807
678,531	3.50%, due 6/1/49, #FM1028	705,246
672,632	3.50%, due 6/1/49, #MA3686	698,465
	FNMA TBA
900,000	3.00%, due 3/15/43 (e)	927,141
	GNMA Pool
110,728	4.50%, due 5/15/39, #717066	122,196
162,411	5.50%, due 6/15/39, #714720	184,203
170,016	4.50%, due 7/15/39, #720160	187,623
400,921	5.00%, due 9/15/39, #726311	451,303
417,909	4.00%, due 6/15/45, #AM8608	451,232
242,555	4.00%, due 2/15/46, #AR3772	256,720
35,626	4.00%, due 5/15/46, #AT7406	38,332
340,974	4.00%, due 10/15/46, #AQ0545	360,834
241,915	4.00%, due 12/15/46, #AQ0562	255,574
14,128	4.00%, due 12/15/46, #AQ0563	14,926
998,727	3.00%, due 5/15/47, #AW1730	1,034,403
192,960	3.00%, due 5/15/47, #AZ5535	200,213
451,073	3.00%, due 8/15/47, #AZ5554	467,198

1,020,995	3.50%, due 11/15/47, #BD4824		1,069,011
779,531	4.00%, due 11/15/47, #BB3817		821,644
88,984	3.00%, due 1/20/49, #MA5708		92,510
885,462	3.50%, due 4/20/49, #MA5875		918,470
811,016	3.00%, due 8/20/49, #MA6089		838,884
1,793,852	3.00%, due 12/20/49, #MA6338		1,855,544
	GNMA TBA
1,400,000	3.50%, due 3/15/45 (e)		1,450,969
			67,484,625
	Total Mortgage-Backed Securities (cost $65,561,112)		68,289,128

	SHORT-TERM INVESTMENTS	6.7%
	Money Market Funds	2.2%
1,528,442	Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b)		1,528,442
	U.S. Treasury Bills	4.5%
1,200,000	1.32%, due 4/30/20 (d)		1,197,352
2,000,000	1.15%, due 7/16/20 (d)		1,991,245
	Total Short-Term Investments (cost $4,713,707)		4,717,039

	Total Investments (cost $70,274,819)	103.1%	73,006,167
	Liabilities less Other Assets	(3.1)%	(2,214,345)
	TOTAL NET ASSETS	100.0%	$70,791,822

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of February 29, 2020.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 29, 2020, the value of these investments was $804,503 or 1.14% of total net assets.
(d)	Rate shown is the discount rate at February 29, 2020.
(e)	Security purchased on a when-issued basis. As of February 29, 2020 the total cost of investments
	purchased on a when-issued basis was $2,378,110 or 3.36% of total net assets.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PACIFIC INCOME ADVISORS SHORT-TERM SECURITIES FUND
Schedule of Investments - February 29, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	49.3%
	Aerospace and Defense	0.9%
	General Dynamics Corp.
$950,000	2.111% (3 Month LIBOR USD + 0.380%), due 5/11/21 (c)		$953,817
	United Technologies Corp.
500,000	2.342% (3 Month LIBOR USD + 0.650%), due 8/16/21 (c)		500,005
			1,453,822
	Automobiles Manufacturing	1.0%
	BMW US Capitals, LLC
1,000,000	2.074% (3 Month LIBOR USD + 0.370%), due 8/14/20 (a) (c)		1,001,509
	Harley-Davidson Financial Services, Inc.
500,000	2.196% (3 Month LIBOR USD + 0.500%), due 5/21/20 (a) (c)		500,344
			1,501,853
	Banks	13.8%
	Bank of Montreal
1,000,000	2.308% (3 Month LIBOR USD + 0.460%), due 4/13/21 (c)		1,001,176
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		1,015,638
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		501,283
1,000,000	2.50%, due 1/8/21		1,007,604
	BB&T Corp.
2,000,000	2.464% (3 Month LIBOR USD + 0.570%), due 6/15/20 (c)		2,001,144
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		500,438
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,027,649
	Goldman Sachs Bank USA/New York NY
2,000,000	3.20%, due 6/5/20		2,008,490
	KeyBank NA
500,000	3.30%, due 2/1/22		517,640
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,047,674
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		515,824
	PNC Bank NA
500,000	2.00%, due 5/19/20		500,500
500,000	2.232% (3 Month LIBOR USD + 0.440%), due 7/22/22 (c)		505,344
	Regions Bank Birmingham Alabama
2,000,000	2.207% (3 Month LIBOR USD + 0.500%), due 8/13/21 (c)		2,001,579
	Royal Bank of Canada
1,000,000	2.160% (3 Month LIBOR USD + 0.390%), due 4/30/21 (c)		1,003,580
	Synchrony Financial
500,000	2.85%, due 7/25/22		511,646
	Toronto Dominion Bank
2,000,000	1.048% (3 Month LIBOR USD + 0.280%), due 6/11/20 (c)		2,001,556
	Wells Fargo Bank NA
1,000,000	1.570% (SOFR + 0.480%), due 3/25/20 (c)		1,000,162
2,000,000	2.082% (3 Month LIBOR USD + 0.650%), due 9/9/22 (c)		2,015,423
			21,684,350

	Building Materials	0.6%
	Carrier Global Corp.
1,000,000	1.923%, due 2/15/23 (a)		1,013,319
	Cable and Satellite	0.6%
	Comcast Corp.
1,000,000	2.239% (3 Month LIBOR USD + 0.330%), due 10/1/20 (c)		1,002,052
	Chemicals	1.0%
	DuPont de Nemours, Inc.
500,000	2.402% (3 Month LIBOR USD + 0.710%), due 11/15/20 (c)		502,172
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,014,696
			1,516,868
	Commercial Finance	1.6%
	Aviation Capital Group LLC
2,000,000	2.530% (3 Month LIBOR USD + 0.950%), due 6/1/21 (a) (c)		2,013,214
500,000	2.440% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (c)		501,931
			2,515,145
	Construction Machinery	1.1%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21		1,725,357
	Construction Materials Manufacturing	1.0%
	Martin Marietta Materials, Inc.
500,000	2.333% (3 Month LIBOR USD + 0.650%), due 5/22/20 (c)		500,541
	Vulcan Materials Co.
1,000,000	2.494% (3 Month LIBOR USD + 0.600%), due 6/15/20 (c)		1,000,809
			1,501,350
	Consumer Finance	0.7%
	American Express Co.
1,000,000	2.217% (3 Month LIBOR USD + 0.525%), due 5/17/21 (c)		1,004,343
	Diversified Manufacturing	0.3%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22		511,447
	Electric	1.6%
	Dominion Energy, Inc.
500,000	2.715%, due 8/15/21 (d)		508,637
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		1,018,884
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.403%, due 9/1/21		1,015,709
			2,543,230
	Electrical Equipment Manufacturing	0.6%
	Tyco Electronics Group SA
1,000,000	1.764% (3 Month LIBOR USD + 0.450%), due 6/5/20 (c)		1,000,953
	Entertainment Content	0.7%
	Fox Corp.
1,000,000	3.666%, due 1/25/22 (a)		1,041,743
	Financial Services	2.6%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,035,257
	Charles Schwab Corp.
1,000,000	2.016% (3 Month LIBOR USD + 0.320%), due 5/21/21 (c)		1,002,168
	TD Ameritrade Holding Corp.
1,000,000	2.193% (3 Month LIBOR USD + 0.430%), due 11/1/21 (c)		1,002,031
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)		1,018,237
			4,057,693

	Food and Beverage	1.9%
	Campbell Soup Co.
500,000	2.524% (3 Month LIBOR USD + 0.630%), due 3/15/21 (c)		500,546
	General Mills, Inc.
500,000	2.383% (3 Month LIBOR USD + 0.540%), due 4/16/21 (c)		501,842
	Kraft Heinz Foods Co.
1,000,000	2.304% (3 Month LIBOR USD + 0.570%), due 2/10/21 (c)		995,770
	Tyson Foods, Inc.
1,000,000	2.130% (3 Month LIBOR USD + 0.550%), due 6/2/20 (c)		1,001,102
			2,999,260
	Health and Personal Care Stores	0.3%
	CVS Health Corp.
500,000	1.719% (3 Month LIBOR USD + 0.720%), due 3/9/21 (c)		501,458
	Health Care Facilities and Services	1.3%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		2,017,094
	Machinery Manufacturing	0.6%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		1,012,006
	Mass Merchants	0.6%
	Walmart, Inc.
1,000,000	2.158% (3 Month LIBOR USD + 0.230%), due 6/23/21 (c)		1,002,332
	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
750,000	2.836% (3 Month LIBOR USD + 0.875%), due 12/29/20 (c)		750,478
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,302,605
	Nondepository Credit Intermediation	0.6%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		1,001,931
	Oil and Gas Services and Equipment	0.3%
	Schlumberger Finance Canada Ltd.
500,000	2.20%, due 11/20/20 (a)		501,747
	Other Food Manufacturing	0.6%
	Conagra Brands, Inc.
1,000,000	2.378% (3 Month LIBOR USD + 0.500%), due 10/9/20 (c)		1,001,056
	Pharmaceuticals	4.5%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22 (a)		1,016,493
	Bayer US Finance II LLC
1,000,000	2.577% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (c)		1,002,287
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22 (a)		2,052,769
	GlaxoSmithKline Capital Plc
2,000,000	2.054% (3 Month LIBOR USD + 0.350%), due 5/14/21 (c)		2,006,368
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		1,003,462
			7,081,379
	Railroad	0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		514,008
	Refining and Marketing	0.3%
	Phillips 66
500,000	2.247% (3 Month LIBOR USD + 0.600%), due 2/26/21 (c)		500,048
	Restaurants	0.6%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		1,003,767

	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		1,000,672
	Semiconductors	0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20		1,000,711
	Software and Services	1.0%
	Equifax, Inc.
500,000	2.562% (3 Month LIBOR USD + 0.870%), due 8/15/21 (c)		502,528
	IBM Corp.
1,000,000	2.80%, due 5/13/21		1,019,416
			1,521,944
	Technology	1.3%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22		2,030,119
	Transportation & Logistics	1.0%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,030,534
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		503,382
			1,533,916
	Travel & Lodging	1.0%
	Marriott International
1,000,000	1.649% (3 Month LIBOR USD + 0.650%), due 3/8/21 (c)		1,005,119
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20		501,038
			1,506,157
	Utilities	2.5%
	Consolidated Edison Co. of New York, Inc.
2,000,000	2.347% (3 Month LIBOR USD + 0.400%), due 6/25/21 (c)		2,008,650
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,914,831
		49.3%	3,923,481
	Total Corporate Bonds (cost $77,085,957)		77,779,694

	ASSET-BACKED SECURITIES	1.3%
	Other Asset-Backed Securities	1.3%
	ACC Trust 2019-1 Issue, Class A
484,004	3.75%, due 5/20/22 (a)		487,660
	NYCTL 2019-A Trust
1,532,345	2.19%, due 11/10/32 (a)		1,548,499
	Total Asset Backed Securities (cost $2,016,183)		2,036,159

	MORTGAGE BACKED SECURITIES	9.1%
	Commercial Mortgage-Backed Securities	1.9%
	GS Mortgage Securities Trust
3,000,000	2.559% (1 Month LIBOR USD + 0.900%), due 6/15/36, Series 2019-SOHO, Class A (a) (c)		3,004,680
	U.S. Government Agencies	7.2%
	FHLMC ARM Pool (c)
265	4.386% (1 Year CMT Rate + 2.353%), due 2/1/22, #845113		268
3,846	3.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		3,911
470	4.588% (1 Year CMT Rate + 2.300%), due 6/1/23, #845755		476
75,542	4.179% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		78,037
138,974	4.023% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		147,919
29,766	4.513% (12 Month LIBOR USD + 1.879%), due 4/1/36, #847671		31,522
	FHLMC Pool
63,934	5.00%, due 10/1/38, #G04832		72,296
1,923,566	3.50%, due 8/1/49, #SD8005		1,997,839
2,860,005	3.50%, due 9/1/49, #SD8011		2,970,774

	FNMA ARM Pool (c)
12,386	4.165% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		12,430
81,439	4.232% (1 Year CMT Rate + 2.175%), due 4/1/30, #562912		84,282
109,424	3.824% (12 Month LIBOR USD + 1.592%), due 10/1/33, #743454		113,969
302,678	3.875% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		321,308
574,375	4.653% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		607,228
79,612	4.354% (12 Month LIBOR USD + 1.603%), due 7/1/34, #779693		82,524
59,570	3.429% (12 Month LIBOR USD + 1.398%), due 10/1/34, #795136		61,955
247,153	3.604% (12 Month LIBOR USD + 1.567%), due 1/1/36, #849264		258,660
195,732	3.605% (12 Month LIBOR USD + 1.730%), due 1/1/37, #906389		207,603
39,742	4.030% (12 Month LIBOR USD + 1.905%), due 3/1/37, #907868		41,652
232,364	4.140% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		240,283
	FNMA Pool
190,169	5.00%, due 6/1/40, #AD5479		214,052
26,126	4.00%, due 11/1/41, #AJ3797		28,377
462,821	3.50%, due 2/1/49, #MA3597		481,304
2,713,385	3.50%, due 6/1/49, #MA3686		2,817,595
429,299	3.50%, due 7/1/49, #MA3692		445,825
			11,322,089
	Total Mortgage-Backed Securities (cost $14,059,201)		14,326,769

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	39.3%
	U.S. Treasury Notes	39.3%
4,800,000	1.50%, due 6/15/20		4,801,781
5,000,000	1.50%, due 8/15/20		5,004,590
5,000,000	1.625%, due 10/15/20		5,012,207
7,500,000	1.75%, due 11/15/20		7,531,934
5,000,000	2.00%, due 1/15/21		5,038,281
6,500,000	2.25%, due 2/15/21		6,571,221
7,000,000	2.375%, due 3/15/21		7,093,379
2,000,000	2.375%, due 4/15/21		2,029,375
6,000,000	2.125%, due 8/15/21		6,099,844
4,000,000	2.875%, due 11/15/21		4,130,859
5,000,000	1.75%, due 5/15/22		5,095,410
3,500,000	1.625%, due 12/15/22		3,572,256
	Total U.S. Government Agencies & Instrumentalties (cost $61,447,074)		61,981,137

	MONEY MARKET FUNDS	0.8%
1,285,731	Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b)		1,285,731
	Total Money Market Funds (cost $1,285,731)		1,285,731

	Total Investments (cost $155,894,146)	99.8%	157,409,490
	Other Assets less Liabilities	0.2%	331,478
	TOTAL NET ASSETS	100.0%	$157,740,968

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  As of February 29, 2020, the value of these investments was $17,732,081 or 11.24% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 29, 2020.
(d)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.
	The interest rate shown is the rate in effect as of February 29, 2020, and remains in effect
	until the bonds maturity date.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

PACIFIC INCOME ADVISORS HIGH YIELD (MACS) FUND
Schedule of Investments - February 29, 2020 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.2%
	Business Support Services	0.2%
16,363	Hexion Holdings Corp. - Class B (e)		$180,811
	Total Common Stocks (cost $236,663)		180,811

	CORPORATE BONDS	95.1%
	Aerospace/Defense	2.0%
	F-Brasile SpA / F-Brasile US LLC
$700,000	7.375%, due 8/15/26 (b)		747,250
	Moog, Inc.
150,000	4.25%, due 12/15/27 (b)		153,000
	Triumph Group, Inc.
750,000	7.75%, due 8/15/25		744,686
			1,644,936
	Auto Parts & Equipment	1.0%
	Dealer Tire LLC / DT Issuer LLC
800,000	8.00%, due 2/1/28 (b)		804,000
	Auto Parts Manufacturing	1.0%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)		774,064
	Building Materials	0.8%
	Core & Main Holdings LP
600,000	8.625% Cash or 9.375% PIK, due 9/15/24 (b) (c)		624,249
	Casinos and Gaming	0.4%
	Scientific Games International, Inc.
300,000	5.00%, due 10/15/25 (b)		301,500
	Chemicals	6.0%
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)		390,196
300,000	6.50%, due 5/15/26 (b)		294,058
	CSTN Merger Sub, Inc.
800,000	6.75%, due 8/15/24 (b)		717,668
	Innophos Holdings, Inc.
800,000	9.375%, due 2/15/28 (b)		830,000
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)		723,292
	Koppers, Inc.
910,000	6.00%, due 2/15/25 (b)		898,616
	Neon Holdings, Inc.
775,000	10.125%, due 4/1/26 (b)		792,339
	OCI NV
100,000	5.25%, due 11/1/24 (b)		102,500
	Univar Solutions USA Inc/Washington
100,000	5.125%, due 12/1/27 (b)		101,205
			4,849,874

	Commercial and Service Industry Machinery Manufacturing	0.6%
	ATS Automation Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)		510,193
	Commercial Services	1.0%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
750,000	9.75%, due 7/15/27 (b)		798,767
	Communications Equipment	1.0%
	CommScope Technologies LLC
850,000	6.00%, due 6/15/25 (b)		799,000
	Construction Machinery	1.1%
	Capitol Investment Merger Sub 2 LLC
900,000	10.00%, due 8/1/24 (b)		904,873
	Construction Materials Manufacturing	0.8%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)		455,583
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b)		210,500
			666,083
	Consumer Cyclical Services	2.2%
	CoreCivic, Inc.
750,000	4.75%, due 10/15/27		685,894
	Photo Holdings Merger Sub, Inc.
1,200,000	8.50%, due 10/1/26 (b)		1,139,249
			1,825,143
	Consumer Finance	0.9%
	Cardtronics, Inc.
725,000	5.50%, due 5/1/25 (b)		745,238
	Consumer Services	5.6%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		359,770
425,000	4.625%, due 10/1/27 (b)		431,523
	Carriage Services, Inc.
825,000	6.625%, due 6/1/26 (b)		852,421
	Cimpress Plc
835,000	7.00%, due 6/15/26 (b)		875,479
	LSC Communications, Inc.
925,000	8.75%, due 10/15/23 (b)		510,679
	Prime Security Services Borrower LLC / Prime Finance, Inc.
700,000	5.25%, due 4/15/24 (b)		725,959
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22		771,250
			4,527,081
	Containers and Packaging	2.9%
	Berry Global, Inc.
250,000	5.625%, due 7/15/27 (b)		260,619
	Cascades, Inc.
153,000	5.75%, due 7/15/23 (b)		156,506
	Pactiv LLC
500,000	8.375%, due 4/15/27		578,924
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)		579,930
	Trident TPI Holdings, Inc.
150,000	9.25%, due 8/1/24 (b)		153,035
700,000	6.625%, due 11/1/25 (b)		645,390
			2,374,404

	Distributors	0.6%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21		496,167
	Diversified Manufacturing	0.4%
	Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp.
300,000	12.25%, due 11/15/26 (b)		312,472
	Electrical Components & Equipment	0.8%
	EnerSys
650,000	4.375%, due 12/15/27 (b)		658,937
	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)		712,185
	Environmental Control	0.4%
	GFL Environmental, Inc.
300,000	5.125%, due 12/15/26 (b)		311,250
	Financial Services	0.9%
	Arrow Bidco LLC
750,000	9.50%, due 3/15/24 (b)		737,186
	Food and Beverage	4.1%
	Clearwater Seafoods, Inc.
770,000	6.875%, due 5/1/25 (b)		797,270
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)		71,675
	Dole Food Co, Inc.
775,000	7.25%, due 6/15/25 (b)		761,759
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
750,000	8.50%, due 6/1/26 (b)		651,959
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)		638,202
	Simmons Foods, Inc.
375,000	7.75%, due 1/15/24 (b)		398,593
			3,319,458
	Forest and Paper Products Manufacturing	1.0%
	Schweitzer-Mauduit International, Inc.
750,000	6.875%, due 10/1/26 (b)		806,511
	Hardware	0.7%
	Everi Payments Inc.
542,000	7.50%, due 12/15/25 (b)		568,875
	Health Care Facilities and Services	0.9%
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)		717,743
	Healthcare - Products	0.9%
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
750,000	7.25%, due 2/1/28 (b)		738,750
	Home Improvement	0.7%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)		606,960
	Industrial - Other	2.8%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)		631,306

	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)		815,030
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25		428,448
	New Enterprise Stone & Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)		420,861
			2,295,645
	Machinery Manufacturing	4.3%
	Amsted Industries, Inc.
250,000	5.625%, due 7/1/27 (b)		265,712
500,000	4.625%, due 5/15/30 (b)		503,940
	Granite US Holdings Corp.
500,000	11.00%, due 10/1/27 (b)		521,424
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (b)		782,030
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b)		149,100
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		668,624
	Titan International, Inc.
800,000	6.50%, due 11/30/23		610,332
			3,501,162
	Manufactured Goods	3.9%
	FXI Holdings, Inc.
850,000	7.875%, due 11/1/24 (b)		801,116
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
825,000	7.375%, due 12/15/23 (b)		816,494
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27		506,424
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)		242,000
	Park-Ohio Industries, Inc.
770,000	6.625%, due 4/15/27		783,419
			3,149,453
	Media Entertainment	3.5%
	Clear Channel Worldwide Holdings, Inc.
750,000	5.125%, due 8/15/27 (b)		753,427
	Diamond Sports Group LLC / Diamond Sports Finance Co.
300,000	5.375%, due 8/15/26 (b)		277,168
450,000	6.625%, due 8/15/27 (b)		363,825
	Getty Images, Inc.
735,000	9.75%, due 3/1/27 (b)		729,743
	Meredith Corp.
750,000	6.875%, due 2/1/26		754,161
			2,878,324
	Media Non-Cable	0.8%
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23		657,989
	Metals and Mining	6.0%
	Compass Minerals International, Inc.
300,000	6.75%, due 12/1/27 (b)		318,555
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22		617,145

	Harsco Corp.
750,000	5.75%, due 7/31/27 (b)		740,644
	Mineral Resources Ltd.
750,000	8.125%, due 5/1/27 (b)		800,492
	Rain CII Carbon LLC/CII Carbon Corp.
800,000	7.25%, due 4/1/25 (b)		769,992
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
860,000	7.50%, due 6/15/25 (b)		776,141
	TMS International Holding Corp.
900,000	7.25%, due 8/15/25 (b)		841,873
			4,864,842
	Midstream	0.9%
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		707,186
	Oil and Gas Extraction	0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)		557,047
	Oil and Gas Services	2.5%
	Archrock Partners LP / Archrock Partners Finance Corp.
275,000	6.875%, due 4/1/27 (b)		279,948
150,000	6.25%, due 4/1/28 (b)		144,765
	CVR Energy, Inc.
800,000	5.25%, due 2/15/25 (b)		748,000
	USA Compression Partners LP/USA Compression Finance Corp.
635,000	6.875%, due 4/1/26		615,616
250,000	6.875%, due 9/1/27		246,013
			2,034,342
	Other Industrial	1.6%
	Algeco Global Finance Plc
750,000	8.00%, due 2/15/23 (b)		742,493
	Anixter, Inc.
500,000	6.00%, due 12/1/25		536,457
			1,278,950
	Packaging	0.7%
	Mauser Packaging Solutions Holding Co.
590,000	5.50%, due 4/15/24 (b)		589,080
	Paper	2.5%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		715,325
	Mercer International, Inc.
690,000	5.50%, due 1/15/26		652,550
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		210,500
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)		459,836
			2,038,211
	Pipelines	2.7%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22		100,177
	Genesis Energy LP / Genesis Energy Finance Corp.
800,000	7.75%, due 2/1/28		689,000

	Summit Midstream Holdings, LLC
800,000	5.50%, due 8/15/22		687,250
	TransMontaigne Partners LP/TLP Finance Corp.
750,000	6.125%, due 2/15/26		744,114
			2,220,541
	Publishing and Broadcasting	2.3%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		405,300
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)		648,266
	Urban One, Inc.
825,000	7.375%, due 4/15/22 (b)		821,132
			1,874,698
	Railroad	1.1%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)		909,373
	Real Estate	1.4%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23		549,666
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)		629,190
			1,178,856
	Refining and Marketing	1.6%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
650,000	7.75%, due 4/15/23		625,895
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26		712,563
			1,338,458
	Retail	1.0%
	Staples, Inc.
400,000	7.50%, due 4/15/26 (b)		399,250
450,000	10.75%, due 4/15/27 (b)		431,573
			830,823
	Retail - Consumer Discretionary	2.0%
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)		944,672
	Party City Holdings, Inc.
800,000	6.625%, due 8/1/26 (b)		472,000
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)		214,287
			1,630,959
	Software and Services	1.9%
	Donnelley Financial Solutions, Inc.
730,000	8.25%, due 10/15/24		751,984
	Exela Intermediate LLC/Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)		253,125
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)		566,041
			1,571,150
	Supermarkets	0.8%
	KeHE Distributors LLC / KeHE Finance Corp.
600,000	8.625%, due 10/15/26 (b)		631,125

	Technology	1.7%
	Global A&T Electronics Ltd.
750,000	8.50%, due 1/12/23		716,478
	Granite Merger Sub 2, Inc.
600,000	11.00%, due 7/15/27 (b)		652,709
			1,369,187
	Telecommunications	1.1%
	Front Range BidCo, Inc.
150,000	4.00%, due 3/1/27 (b)		147,094
	Plantronics, Inc.
800,000	5.50%, due 5/31/23 (b)		730,008
			877,102
	Transportation and Logistics	1.7%
	J.B. Poindexter & Co., Inc.
750,000	7.125%, due 4/15/26 (b)		793,802
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		603,135
			1,396,937
	Transportation Services	2.0%
	LBC Tank Terminals Holding
800,000	6.875%, due 5/15/23 (b)		810,348
	OPE KAG Finance Sub, Inc.
800,000	7.875%, due 7/31/23 (b)		790,332
			1,600,680
	Utilities	0.9%
	Superior Plus LP / Superior General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)		750,993
	Waste and Environment Services and Equipment	1.5%
	CD&R Waterworks Merger Sub LLC
370,000	6.125%, due 8/15/25 (b)		375,583
	Waste Pro USA, Inc.
850,000	5.50%, due 2/15/26 (b)		831,026
			1,206,609
	Wireline Telecommunications Services	1.6%
	HC2 Holdings, Inc.
750,000	11.50%, due 12/1/21 (b)		759,375
	Intrado Corp.
560,000	5.375%, due 7/15/22 (b)		551,600
			1,310,975
	Total Corporate Bonds (cost $81,311,524)		77,386,596

	MONEY MARKET FUNDS	3.1%
2,486,594	Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (a)		2,486,594
	Total Money Market Funds (cost $2,486,594)		2,486,594

	Total Investments (cost $84,034,781)	98.4%	80,054,001
	Other Assets less Liabilities	1.6%	1,260,785
	TOTAL NET ASSETS	100.0%	$81,314,786

(a)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
As of February 29, 2020, the value of these investments was $60,805,534 or 74.78% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Non-income producing security.

PIA Funds

Notes to the Schedule of Investments
February 29, 2020 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Short-Term Securities Fund, and the PIA High Yield (MACS) Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale(“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At February 29, 2020, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at February 29, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2020:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$128,156,843	$-	$128,156,843
Sovereign Bonds	-	11,179,888	-	11,179,888
U.S. Government Agencies and Instrumentalities	-	4,888,398	-	4,888,398
Total Fixed Income	-	144,225,129	-	144,225,129
Money Market Funds	921,601	-	-	921,601
Total Investments	$921,601	$144,225,129	$-	$145,146,730

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$804,503	$-	$804,503
Mortgage-Backed Securities – U.S. Government Agencies	-	67,484,625	-	67,484,625
Total Fixed Income	-	68,289,128	-	68,289,128
Money Market Funds	1,528,442	-	-	1,528,442
Short-Term Investments	-	3,188,597	-	3,188,597
Total Investments	$1,528,442	$71,477,725	$-	$73,006,167

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$47,295,236	$-	$47,295,236
Total Fixed Income	-	47,295,236	-	47,295,236
Money Market Funds	236,777	-	-	236,777
Total Investments	$236,777	$47,295,236	$-	$47,532,013

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$77,779,694	$-	$77,779,694
Asset-Backed Securities	-	2,036,159	-	2,036,159
Mortgage-Backed Securities	-	14,326,769	-	14,326,769
U.S. Government Agencies and Instrumentalities	-	61,981,137	-	61,981,137
Total Fixed Income	-	156,123,759	-	156,123,759
Money Market Funds	1,285,731	-	-	1,285,731
Total Investments	$1,285,731	$156,123,759	$-	$157,409,490

PIA High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$77,386,596	$-	$77,386,596
Total Fixed Income	-	77,386,596	-	77,386,596
Common Stocks
Business Support Services	180,811	-	-	180,811
Total Common Stocks	180,811	-	-	180,811
Money Market Funds	2,486,594	-	-	2,486,594
Total Investments	$2,667,405	$77,386,596	$-	$80,054,001

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at February 29, 2020, the end of the reporting period. The Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date  4/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date  4/29/20

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date  4/27/20

* Print the name and title of each signing officer under his or her signature.